Schedule of Classes of Shares Outstanding (Details) (Parenthetical) - shares		Mar. 31, 2024	Feb. 15, 2024	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Number of shares outstanding		63,113,555		63,647,927	62,585,836
Ordinary shares class A [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	[1]			2,392,168
Norwest Venture Partners X, LP [Member] | Ordinary shares class A [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding			1,196,084
[custom:ConversionOfClassASharesIntoOrdinaryShares-0]			1,196,084
Norwest Venture Partners IX, LP [Member] | Ordinary shares class A [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding			1,196,084
[custom:ConversionOfClassASharesIntoOrdinaryShares-0]			1,196,084

[1]	Norwest Venture Partners X, LP and Norwest Venture Partners IX, LP, holding